Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Property and Equipment, Net
9.	Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2018	2019
	US$	US$
Cost:
Warehouse equipment	952,104	983,218
Furniture and office equipment	647,752	885,327
Leasehold improvements	385,726	614,302
Total cost	1,985,582	2,482,847
Less: Accumulated depreciation	(509,070)	(1,053,868)
Property and equipment, net	1,476,512	1,428,979

Depreciation expense recognized for the years ended December 31, 2017, 2018 and 2019 were US$ 149,355, US$ 185,969 and US$ 559,063, respectively.